Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
February 2, 2026

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

Class A	SFHAX
Class C	SFHCX

Supplement to the Prospectus and Statement of Additional
Information (“SAI”) each dated January 28, 2026

The Shenkman Capital Floating Rate High Income Fund’s Class A and Class C shares are not currently available for purchase.

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Please retain this Supplement with the Prospectus and SAI.